UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06669

Name of Fund: BlackRock Fundamental Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Fundamental Growth Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2010

Date of reporting period: 02/28/2010

Item 1 – Report to Stockholders

BlackRock

Fundamental Growth Fund, Inc.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2010 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Dear Shareholder

The past year marked a pivotal turning point for global markets as the Great Recession that started in December 2007 began to recede and give way to recovery. The dramatic about-face could be attributed to a confluence of factors, most notably the extraordinary policy actions of global governments and central banks, a resurgence in corporate profits and growing signs of stability and healing in world economies.

After reaching a trough in early March 2009, stocks galloped higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. The result was a powerful upswing in global equities and other higher-risk assets through the end of 2009. More recently, the combination of mixed economic data, lingering deflation issues (especially in Europe) and proposed fees and levies on banks dampened investor conviction, resulting in a several-week bout of profit-taking. The selloff had a more pronounced negative effect on international and emerging market equities due primarily to concerns of higher interest rates in Asia and negative headlines out of
Europe, particularly in Greece.

Generally speaking, investors’ renewed affinity for risk was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery.
One of the major themes in 2009 was the reversal of the flight-to-quality trade. High yield, one of the most battered areas during the financial crisis, emerged as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Despite weak fundamentals, the municipal market produced solid returns as technical conditions remained supportive of the asset class. Municipal bond mutual funds enjoyed strong inflows and tax-
exempt issuance remained low thanks to the ever-increasing popularity of the Build America Bond program. Nevertheless, state and local fiscal woes and bankruptcy fears remain firmly in the spotlight, and bear close monitoring.

At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open
Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”
Investor assets in money market funds declined from the peak registered in early 2009, but remain above levels registered prior to the financial crisis that began in 2007.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of February 28, 2010	6-month	12-month
US equities (S&P 500 Index)	9.32%	53.62%
Small cap US equities (Russell 2000 Index)	10.59	63.95
International equities (MSCI Europe, Australasia, Far East Index)	0.72	54.58
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.20
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.07	(1.54)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.19	9.32
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.13	9.98
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	13.86	55.20
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market continues to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quar-
terly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of February 28, 2010

Portfolio Management Commentary

How did the Fund perform?

• The Fund underperformed the benchmark Russell 1000 Growth Index for the six-month period. The Fund’s Institutional, Investor A and
Class R Shares outperformed the S&P 500 Index while Investor B and Investor C Shares trailed the index.

What factors influenced performance?

• Negative stock selection in the health care sector accounted for the majority of the Fund’s underperformance relative to the Russell 1000
Growth Index. Within health care, the Fund’s investment in Boston
Scientific Corp. hurt performance as the stock declined substantially after releasing a disappointing earnings report in October. The report compromised our investment thesis, and we have sold the stock from the Fund. Other detractors in health care included Genzyme Corp.
and UnitedHealth Group, Inc.

• Despite producing very good results in the Internet software & serv-
ices and computers & peripherals industries, the information tech-
nology sector also detracted from the Fund’s relative performance.
Competition in the smartphone market hindered both wireless chip manufacturer QUALCOMM, Inc. and smartphone maker Palm, Inc. as shares of both companies declined significantly over the six months.

• On the positive side, stock selection in the industrials and materials sectors provided the greatest relative lift during the period. Industrials performed strongly as the global economic recovery gained momen-
tum. Economically-sensitive portfolio holdings, including Delta Air
Lines, Inc. and truck engine manufacturer Cummins, Inc., were the greatest positive contributors. The Fund’s largest holding in the sector,
Danaher Corp., also added value, rising more than 21% during the period. In materials, commodity producers United States Steel
Corp. and Freeport-McMoRan Copper & Gold, Inc. surged higher as demand for metals rebounded with the improving global economy.

• In addition, the Fund’s underweight in the energy sector added value as this defensive sector significantly underperformed the broader market.

Describe recent portfolio activity.

• The Fund’s sector positioning remained stable during the six months, with each trade reflecting a stock-specific decision. A combination of trading and market movement led to slight increases in the Fund’s allocations to industrials and consumer discretionary at the expense of health care and telecommunication services.

Describe Fund positioning at period end.

• At period end, the Fund held overweight positions in the consumer discretionary and industrials sectors. The Fund was notably under-
weight in consumer staples and energy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
Apple, Inc.	5%
Microsoft Corp.	5
Google, Inc., Class A	4
The Procter & Gamble Co.	3
Hewlett-Packard Co.	3
QUALCOMM, Inc.	3
Abbott Laboratories	3
Danaher Corp.	3
Amazon.com, Inc.	3
The Coca-Cola Co.	2

Percent of
Long-Term
Sector Allocation	Investments
Information Technology	34%
Health Care	17
Consumer Discretionary	13
Industrials	12
Consumer Staples	11
Energy	5
Financials	5
Materials	3
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in equity securities with a particular emphasis on US companies that have exhibited above-average growth rates in earnings over the long term.
3 This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock
Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
4 This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-
than-average growth orientation.

Performance Summary for the Period Ended February 28, 2010
				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	9.87%	48.45%	N/A	2.36%	N/A	(2.95)%	N/A
Investor A	9.75	48.03	40.26%	2.07	0.98%	(3.21)	(3.73)%
Investor B	9.18	46.70	42.20	1.22	0.84	(3.81)	(3.81)
Investor C	9.20	46.71	45.71	1.22	1.22	(3.99)	(3.99)
Class R	9.53	47.47	N/A	1.75	N/A	(3.42)	N/A
Russell 1000 Growth Index	11.32	54.19	N/A	1.89	N/A	(4.09)	N/A
S&P 500 Index	9.32	53.62	N/A	0.37	N/A	(0.31)	N/A
[5] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 5

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans.

• Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of
0.25% per year.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to January
3, 2003, Class R Shares performance results are those of Institutional
Shares (which have no distribution or service fees) restated to reflect the Class R Shares fees.

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluc-
tuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income avail-
able to be paid to shareholders.

6 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, serv-
ice and distribution fees including 12b-1 fees and other Fund expenses.
The expense example below (which is based on a hypothetical investment of $1,000 invested on September 1, 2009 and held through February 28,
2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2009 February 28, 2010		During the Period[1]	September 1, 2009 February 28, 2010		During the Period[1]
Institutional	$1,000	$1,098.70	$ 4.32	$1,000	$1,020.68	$ 4.16
Investor A	$1,000	$1,097.50	$ 5.88	$1,000	$1,019.20	$ 5.66
Investor B	$1,000	$1,091.80	$10.63	$1,000	$1,014.63	$10.24
Investor C	$1,000	$1,092.00	$10.48	$1,000	$1,014.78	$10.09
Class R	$1,000	$1,095.30	$ 7.58	$1,000	$1,017.56	$ 7.30
[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.83% for Institutional, 1.13% for Investor A, 2.05% for Investor B, 2.02% for
Investor C and 1.46% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 7

Schedule of Investments February 28, 2010 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 2.0%
United Parcel Service, Inc., Class B	972,000	$ 57,095,280
Airlines — 2.1%
Delta Air Lines, Inc. (a)(b)	4,659,100	60,195,572
Beverages — 2.4%
The Coca-Cola Co.	1,303,200	68,704,704
Biotechnology — 3.5%
Amgen, Inc. (a)	975,500	55,223,055
Gilead Sciences, Inc. (a)	968,600	46,115,046
		101,338,101
Capital Markets — 1.9%
The Goldman Sachs Group, Inc.	166,100	25,969,735
Morgan Stanley	1,054,800	29,724,264
		55,693,999
Chemicals — 0.7%
Ecolab, Inc.	508,800	21,440,832
Commercial Banks — 1.4%
Wells Fargo & Co.	1,508,400	41,239,656
Communications Equipment — 4.6%
Cisco Systems, Inc. (a)	2,150,790	52,328,721
F5 Networks, Inc. (a)	76,800	4,285,440
QUALCOMM, Inc.	2,089,600	76,667,424
		133,281,585
Computers & Peripherals — 11.0%
Apple, Inc. (a)	662,240	135,507,549
EMC Corp. (a)	1,536,000	26,864,640
Hewlett-Packard Co.	1,743,800	88,567,602
NetApp, Inc. (a)(b)	1,130,300	33,920,303
Seagate Technology	1,571,260	31,283,786
		316,143,880
Diversified Financial Services — 1.0%
JPMorgan Chase & Co.	659,251	27,668,764
Energy Equipment & Services — 1.5%
Schlumberger Ltd.	278,300	17,004,130
Transocean Ltd. (a)	311,183	24,838,627
		41,842,757
Food & Staples Retailing — 2.8%
Wal-Mart Stores, Inc.	1,173,700	63,461,959
Whole Foods Market, Inc. (a)(b)	484,500	17,194,905
		80,656,864
Health Care Equipment & Supplies — 1.5%
Zimmer Holdings, Inc. (a)	767,400	43,995,042
Health Care Providers & Services — 2.7%
Express Scripts, Inc. (a)	631,000	60,582,310
WellPoint, Inc. (a)	258,900	16,018,143
		76,600,453
Health Care Technology — 1.3%
Cerner Corp. (a)(b)	459,600	38,123,820

Common Stocks	Shares	Value
Hotels Restaurants & Leisure — 3.7%
Darden Restaurants, Inc.	405,300	$ 16,434,915
Las Vegas Sands Corp. (a)(b)	1,677,900	27,903,477
Starbucks Corp. (a)(b)	1,413,080	32,373,663
Starwood Hotels & Resorts Worldwide, Inc. (b)	769,090	29,763,783
		106,475,838
Household Products — 3.2%
The Procter & Gamble Co.	1,460,500	92,420,440
IT Services — 0.7%
MasterCard, Inc., Class A (b)	87,500	19,632,375
Industrial Conglomerates — 2.2%
3M Co. (b)	796,700	63,855,505
Internet & Catalog Retail — 2.5%
Amazon.com, Inc. (a)(b)	610,300	72,259,520
Internet Software & Services — 5.1%
Baidu.com, Inc. — ADR (a)(b)	90,500	46,940,540
Google, Inc., Class A (a)	189,800	99,986,640
		146,927,180
Life Sciences Tools & Services — 2.0%
Covance, Inc. (a)(b)	464,700	26,311,314
Life Technologies Corp. (a)	596,500	30,278,340
		56,589,654
Machinery — 5.2%
Cummins, Inc.	673,800	38,258,364
Danaher Corp.	999,600	73,940,412
PACCAR, Inc. (b)	1,092,800	38,630,480
		150,829,256
Media — 2.9%
CBS Corp., Class B	2,508,020	32,579,180
Comcast Corp., Class A	3,063,000	50,355,720
		82,934,900
Metals & Mining — 2.2%
Agnico-Eagle Mines Ltd. (b)	205,700	11,842,149
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	337,800	25,389,048
United States Steel Corp. (b)	469,400	24,850,036
		62,081,233
Multiline Retail — 1.9%
Kohl’s Corp. (a)(b)	1,021,200	54,960,984
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	443,190	31,080,915
EOG Resources, Inc. (b)	366,000	34,422,300
Petrohawk Energy Corp. (a)	1,419,300	30,373,020
		95,876,235
Personal Products — 1.3%
Avon Products, Inc.	1,273,200	38,756,208
Pharmaceuticals — 5.8%
Abbott Laboratories	1,363,800	74,027,064
Pfizer, Inc.	3,518,700	61,753,185
Teva Pharmaceutical Industries Ltd. — ADR (b)	541,900	32,519,419
		168,299,668

Portfolio Abbreviation
ADR	American Depositary Receipts

See Notes to Financial Statements.

8 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Professional Services — 0.7%
Manpower, Inc.	409,400	$ 21,092,288
Semiconductors & Semiconductor Equipment — 4.3%
Broadcom Corp., Class A (b)	957,340	29,983,889
Cree, Inc. (a)(b)	156,000	10,581,480
Lam Research Corp. (a)	802,700	27,219,557
Micron Technology, Inc. (a)(b)	3,334,730	30,212,654
Nvidia Corp. (a)(b)	1,566,630	25,379,406
		123,376,986
Software — 7.6%
Check Point Software Technologies Ltd. (a)(b)	1,251,215	40,789,609
Microsoft Corp.	4,598,500	131,793,010
Salesforce.com, Inc. (a)(b)	680,830	46,262,398
		218,845,017
Specialty Retail — 2.0%
CarMax, Inc. (a)(b)	954,100	19,263,279
Home Depot, Inc. (b)	1,250,300	39,009,360
		58,272,639
Tobacco — 1.4%
Philip Morris International, Inc.	829,100	40,609,318
Total Long-Term Investments
(Cost — $2,461,974,148) — 98.4%		2,838,116,553
Short-Term Securities
BlackRock Liquidity Funds, TempCash,
Institutional Class, 0.12% (c)(d)	13,200,338	13,200,338
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.27% (c)(d)(e)	$ 647,587	647,586,795
Total Short-Term Securities
(Cost — $660,787,133) — 22.9%		660,787,133
Total Investments (Cost — $3,122,761,281*) — 121.3%		3,498,903,686
Liabilities in Excess of Other Assets — (21.3)%		(614,957,131)
Net Assets — 100.0%		$2,883,946,555
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$3,144,583,775
Gross unrealized appreciation		$ 429,011,531
Gross unrealized depreciation		(74,691,620)
Net unrealized appreciation		$ 354,319,911
(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempCash,
Institutional Class	$ 2,627,289	$ 12,380
BlackRock Liquidity Series, LLC
Money Market Series	$396,026,685	$281,032
(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely rec-
ognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1] $ 2,838,116,553		—	—	$2,838,116,553
Short-Term
Securities	13,200,338 $647,586,795		—	660,787,133
Total	$ 2,851,316,891	$647,586,795	—	$3,498,903,686
[1] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 9

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $615,578,009) (cost — $2,461,974,148)	$2,838,116,553
Investments at value — affiliated (cost — $660,787,133)	660,787,133
Foreign currency at value (cost — $204)	209
Investments sold receivable	62,511,567
Dividends receivable	3,818,619
Capital shares sold receivable	2,593,062
Securities lending income receivable — affiliated	128,464
Prepaid expenses	98,602
Total assets	3,568,054,209
Liabilities
Collateral at value — securities loaned	647,586,795
Investments purchased payable	26,898,413
Capital shares redeemed payable	6,030,911
Investment advisory fees payable	1,265,020
Service and distribution fees payable	807,192
Other affiliates payable	9,151
Officer’s and Directors’ fees payable	1,611
Other accrued expenses payable	1,507,771
Other liabilities	790
Total liabilities	684,107,654
Net Assets	$2,883,946,555
Net Assets Consist of
Paid-in capital	$4,263,468,591
Undistributed (distributions in excess of) net investment income	(2,791,320)
Accumulated net realized loss	(1,752,919,795)
Net unrealized appreciation/depreciation	376,189,079
Net Assets	$2,883,946,555
Net Asset Value
Institutional — Based on net assets of $695,445,776 and 36,016,493 shares outstanding, 300 million shares authorized, $0.10 par value	$ 19.31
Investor A — Based on net assets of $1,351,406,005 and 72,223,800 shares outstanding, 300 million shares authorized, $0.10 par value	$ 18.71
Investor B — Based on net assets of $202,789,575 and 12,177,401 shares outstanding, 500 million shares authorized, $0.10 par value	$ 16.65
Investor C — Based on net assets of $573,128,555 and 34,227,857 shares outstanding, 300 million shares authorized, $0.10 par value	$ 16.74
Class R — Based on net assets of $61,176,644 and 3,547,941 shares outstanding, 500 million shares authorized, $0.10 par value	$ 17.24

See Notes to Financial Statements.

10 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Statement of Operations
Six Months Ended February 28, 2010 (Unaudited)
Investment Income
Dividends	$ 15,388,009
Foreign taxes withheld	(89,458)
Income — affiliated	12,380
Securities lending — affiliated	281,032
Total income	15,591,963
Expenses
Investment advisory	8,858,041
Service — Investor A	1,651,932
Service and distribution — Investor B	1,097,233
Service and distribution — Investor C	2,859,024
Service and distribution — Class R	152,049
Transfer agent — Institutional	562,869
Transfer agent — Investor A	1,453,497
Transfer agent — Investor B	426,901
Transfer agent — Investor C	1,006,206
Transfer agent — Class R	90,801
Accounting services	255,559
Printing	108,130
Professional	56,820
Custodian	53,422
Registration	45,837
Officer and Directors	40,702
Miscellaneous	54,492
Total expenses	18,773,515
Less fees waived by advisor	(5,926)
Total expenses after fees waived	18,767,589
Net investment loss	(3,175,626)
Realized and Unrealized Gain (Loss)
Net realized gain from investments	163,427,723
Net change in unrealized appreciation/depreciation on:
Investments	101,723,559
Foreign currency transactions	(5,327)
101,718,232
Total realized and unrealized gain	265,145,955
Net Increase in Net Assets Resulting from Operations	$ 261,970,329

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 11

Statements of Changes in Net Assets
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment loss	$ (3,175,626)	$ (2,164,407)
Net realized gain (loss)	163,427,723	(544,815,037)
Net change in unrealized appreciation/depreciation	101,718,232	(259,337,311)
Net increase (decrease) in net assets resulting from operations	261,970,329	(806,316,755)
Dividends to Shareholders From
Net investment income:
Institutional	(4,948,718)	—
Investor A	(6,487,536)	—
Class R	(158,184)	—
Decrease in net assets resulting from dividends to shareholders	(11,594,438)	—
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(107,234,626)	(570,011,594)
Net Assets
Total increase (decrease) in net assets	143,141,265	(1,376,328,349)
Beginning of period	2,740,805,290	4,117,133,639
End of period	$ 2,883,946,555	$ 2,740,805,290
Undistributed (distributions in excess of) net investment income	$ (2,791,320)	$ 11,978,744

See Notes to Financial Statements.

12 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Financial Highlights
				Institutional
	Six Months Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 17.70	$ 21.36	$ 21.83	$ 19.35	$ 18.22	$ 15.61
Net investment income[1]	0.02	0.07	0.09	0.06	0.09	0.17
Net realized and unrealized gain (loss)	1.73	(3.73)	(0.56)	2.42	1.21	2.44
Net increase (decrease) from investment operations	1.75	(3.66)	(0.47)	2.48	1.30	2.61
Dividends from net investment income	(0.14)	—	—	—	(0.17)	—
Net asset value, end of period	$ 19.31	$ 17.70	$ 21.36	$ 21.83	$ 19.35	$ 18.22
Total Investment Return[2]
Based on net asset value	9.87%[3]	(17.13)%[4]	(2.15)%	12.82%	7.22%[5]	16.72%
Ratios to Average Net Assets
Total expenses	0.83%[6]	0.89%	0.79%	0.85%	0.87%	0.91%
Total expenses after fees waived and paid indirectly	0.83%[6]	0.89%	0.78%	0.85%	0.87%	0.91%
Net investment income	0.26%[6]	0.42%	0.39%	0.29%	0.49%	0.96%
Supplemental Data
Net assets, end of period (000)	$ 695,446	$ 640,400	$1,137,302	$1,246,507	$1,315,683	$1,508,098
Portfolio turnover	35%	126%	75%	96%	60%	88%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Includes proceeds received from a settlement of litigation which impacted the Fund’s total return. Not including these proceeds the Fund’s total return would have been (17.37)%.
[5] Approximately 1.50% of the Fund’s total return was attributable to proceeds received in a settlement of litigation seeking recovery of investment losses previously realized by the Fund.
[6] Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 13

Financial Highlights (continued)
				Investor A
	Six Months Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 17.13	$ 20.75	$ 21.27	$ 18.91	$ 17.80	$ 15.29
Net investment income (loss)[1]	(0.00)[2]	0.02	0.02	0.00[3]	0.05	0.12
Net realized and unrealized gain (loss)	1.67	(3.64)	(0.54)	2.36	1.18	2.39
Net increase (decrease) from investment operations	1.67	(3.62)	(0.52)	2.36	1.23	2.51
Dividends from net investment income	(0.09)	—	—	—	(0.12)	—
Net asset value, end of period	$ 18.71	$ 17.13	$ 20.75	$ 21.27	$ 18.91	$ 17.80
Total Investment Return[4]
Based on net asset value	9.75%[5]	(17.45)%[6]	(2.44)%	12.48%	7.00%[7]	16.42%
Ratios to Average Net Assets
Total expenses	1.13%[8]	1.20%	1.10%	1.12%	1.12%	1.16%
Total expenses after fees waived and paid indirectly	1.13%[8]	1.20%	1.10%	1.12%	1.12%	1.16%
Net investment income (loss)	(0.04)%[8]	0.13%	0.07%	0.02%	0.24%	0.71%
Supplemental Data
Net assets, end of period (000)	$ 1,351,406	$ 1,260,007	$1,652,981	$1,640,487	$1,635,443	$1,651,135
Portfolio turnover	35%	126%	75%	96%	60%	88%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Amount is less than $0.01 per share.
[4] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Includes proceeds received from a settlement of litigation which impacted the Fund’s total return. Not including these proceeds the Fund’s total return would have been (17.64)%.
[7] Approximately 1.50% of the Fund’s total return was attributable to proceeds received in a settlement of litigation seeking recovery of investment losses previously realized by the Fund.
[8] Annualized.

See Notes to Financial Statements.

14 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Financial Highlights (continued)
				Investor B
	Six Months Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 15.25	$ 18.63	$ 19.26	$ 17.26	$ 16.26	$ 14.07
Net investment loss[1]	(0.08)	(0.11)	(0.15)	(0.15)	(0.09)	(0.01)
Net realized and unrealized gain (loss)	1.48	(3.27)	(0.48)	2.15	1.09	2.20
Net increase (decrease) from investment operations	1.40	(3.38)	(0.63)	2.00	1.00	2.19
Net asset value, end of period	$ 16.65	$ 15.25	$ 18.63	$ 19.26	$ 17.26	$ 16.26
Total Investment Return[2]
Based on net asset value	9.18%[3]	(18.14)%[4]	(3.27)%	11.59%	6.15%[5]	15.57%
Ratios to Average Net Assets
Total expenses	2.05%[6]	2.11%	1.95%	1.96%	1.90%	1.94%
Total expenses after fees waived and paid indirectly	2.05%[6]	2.11%	1.95%	1.96%	1.90%	1.94%
Net investment loss	(0.97)%[6]	(0.78)%	(0.77)%	(0.81)%	(0.55)%	(0.05)%
Supplemental Data
Net assets, end of period (000)	$ 202,790	$ 228,198	$ 460,862	$ 666,021	$ 896,007	$1,193,442
Portfolio turnover	35%	126%	75%	96%	60%	88%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Includes proceeds received from a settlement of litigation which impacted the Fund’s total return. Not including these proceeds the Fund’s total return would have been (18.36)%.
[5] Approximately 1.50% of the Fund’s total return was attributable to proceeds received in a settlement of litigation seeking recovery of investment losses previously realized by the Fund.
[6] Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 15

Financial Highlights (continued)
				Investor C
	Six Months Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 15.33	$ 18.73	$ 19.36	$ 17.35	$ 16.35	$ 14.15
Net investment loss[1]	(0.08)	(0.11)	(0.15)	(0.14)	(0.09)	(0.01)
Net realized and unrealized gain (loss)	1.49	(3.29)	(0.48)	2.15	1.09	2.21
Net increase (decrease) from investment operations	1.41	(3.40)	(0.63)	2.01	1.00	2.20
Dividends from net investment income	—	—	—	—	(0.00)[2]	—
Net asset value, end of period	$ 16.74	$ 15.33	$ 18.73	$ 19.36	$ 17.35	$ 16.35
Total Investment Return[3]
Based on net asset value	9.20%[4]	(18.15)%[5]	(3.25)%	11.59%	6.15%[6]	15.55%
Ratios to Average Net Assets
Total expenses	2.02%[7]	2.10%	1.94%	1.92%	1.91%	1.95%
Total expenses after fees waived and paid indirectly	2.02%[7]	2.10%	1.94%	1.92%	1.91%	1.95%
Net investment loss	(0.92)%[7]	(0.77)%	(0.77)%	(0.78)%	(0.54)%	(0.10)%
Supplemental Data
Net assets, end of period (000)	$ 573,129	$ 554,281	$ 795,292	$ 882,284	$ 836,032	$ 782,172
Portfolio turnover	35%	126%	75%	96%	60%	88%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Includes proceeds received from a settlement of litigation which impacted the Fund’s total return. Not including these proceeds the Fund’s total return would have been (18.37)%.
[6] Approximately 1.50% of the Fund’s total return was attributable to proceeds received in a settlement of litigation seeking recovery of investment losses previously realized by the Fund.
[7] Annualized.

See Notes to Financial Statements.

16 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Financial Highlights (concluded)
				Class R
	Six Months Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 15.78	$ 19.19	$ 19.73	$ 17.60	$ 16.60	$ 14.28
Net investment income (loss)[1]	(0.03)	(0.04)	(0.05)	(0.05)	(0.00)[2]	0.06
Net realized and unrealized gain (loss)	1.53	(3.37)	(0.49)	2.18	1.10	2.26
Net increase (decrease) from investment operations	1.50	(3.41)	(0.54)	2.13	1.10	2.32
Dividends from net investment income	(0.04)	—	—	—	(0.10)	—
Net asset value, end of period	$ 17.24	$ 15.78	$ 19.19	$ 19.73	$ 17.60	$ 16.60
Total Investment Return[3]
Based on net asset value	9.53%[4]	(17.77)%[5]	(2.74)%	12.10%	6.70%[6]	16.25%
Ratios to Average Net Assets
Total expenses	1.46%[7]	1.59%	1.43%	1.40%	1.37%	1.41%
Total expenses after fees waived and paid indirectly	1.46%[7]	1.59%	1.43%	1.40%	1.37%	1.41%
Net investment income (loss)	(0.37)%[7]	(0.26)%	(0.27)%	(0.26)%	(0.00)%[8]	0.39%
Supplemental Data
Net assets, end of period (000)	$ 61,177	$ 57,920	$ 70,697	$ 46,799	$ 34,633	$ 21,066
Portfolio turnover	35%	126%	75%	96%	60%	88%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Includes proceeds received from a settlement of litigation which impacted the Fund’s total return. Not including these proceeds the Fund’s total return would have been (17.98)%.
[6] Approximately 1.50% of the Fund’s total return was attributable to proceeds received in a settlement of litigation seeking recovery of investment losses previously realized by the Fund.
[7] Annualized.
[8] Amount is less than (0.01)%.

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 17

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Fundamental Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a diversified, open-end management investment company and is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of manage-
ment accruals and estimates. Actual results may differ from these esti-
mates. The Board of Directors of the Fund are referred to throughout this report as the “Board of Directors” or the “Board”. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are gener-
ally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.
Investor B Shares automatically convert to Investor A Shares after approximately 8 years. Investor B Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribu-
tion expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day.

The Fund values its investment in BlackRock Liquidity Series, LLC Money
Market Series (the "Money Market Series") at fair value, which is ordinar-
ily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market

Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission
(“SEC”) under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25%
on any one day.

Securities and other assets and liabilities denominated in foreign curr-
encies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”).
Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Fund’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to deter-
mine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the in-
vestment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materi-
ally affect the value of such instruments, those instruments may be Fair
Value Assets and be valued at their fair value, as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Each business day, the Fund uses a pricing service selected under the supervision of the Fund’s
Board to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securi-
ties and foreign options at fair value as of the close of business on the
NYSE, which follows the close of the local markets.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of

18 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Notes to Financial Statements (continued)

investment securities, assets and liabilities at the current rate of ex-
change; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such com-
ponents are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Fund either delivers collateral or segregates assets in connection with certain investments
(e.g., foreign currency exchange contracts) the Fund will, consistent with
SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Fund has determined the ex-dividend date.
Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
In the event that the borrower defaults on its obligation to return bor-
rowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral.
The Fund also could suffer a loss if the value of an investment pur-
chased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended August 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance
was issued by the Financial Accounting Standards Board (“FASB”)
for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a trans-
feror’s continuing involvement, if any, in transferred financial assets.
The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclosures about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 19

Notes to Financial Statements (continued)

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accu-
mulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreements and Other
Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and
Barclays are not.

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services the Fund pays the Manager a monthly fee at an annual rate of 0.65% of the Fund’s average daily net assets not exceeding $1 billion, 0.625% of average net assets in excess of $1 billion but not exceeding $1.5 billion,
0.60% of average net assets in excess of $1.5 billion but not exceeding
$5 billion, 0.575% of average net assets in excess of $5 billion but not exceeding $7.5 billion and 0.55% of average net assets in excess of
$7.5 billion.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indi-
rectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of invest-
ment advisory fees through its investment in other affiliated investment companies. This amount is shown as fees waived by advisor in the
Statement of Operations. For the six months ended February 28, 2010, the Manager waived $5,926.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended February 28, 2010, the Fund reimbursed the
Manager $27,303 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing serv-
ice and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-
dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C, and Class R shareholders.

For the six months ended February 28, 2010, affiliates earned under-
writing discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $21,153. Affiliates received contingent deferred sales charges of $41,846 and $14,811 relating to transactions in Investor B, and Investor C Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of
$614 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services and customer identification services.

20 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Notes to Financial Statements (continued)

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended February 28, 2010, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Call Center Fees
Institutional	$ 3,886
Investor A	$24,646
Investor B	$ 3,197
Investor C	$ 9,371
Class R	$ 412

The Fund has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending — affiliated in the
Statement of Operations. For the six months ended February 28, 2010,
BIM received $75,946 in securities lending agent fees.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2010 were $991,702,175 and $1,147,417,688, respectively.

4. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Fund may bor-
row under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prosp-
ectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of

Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index
(as defined in the credit agreement) on amounts borrowed. Effective
November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31,
2009, a commitment fee of 0.10% per annum on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Fund did not borrow under the credit agreement during the six months ended February 28, 2010.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in securities in the information technology sector. Changes in economic conditions affecting the information technology sector would have a greater impact on the
Fund, and could affect the value, income and/or liquidity of positions in such securities.

6. Capital Loss Carryforwards:

As of August 31, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

Expires August 31,
2010	$ 81,305,336
2011	1,197,391,474
2012	68,218,211
2017	73,415,249
Total	$ 1,420,330,270

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 21

Notes to Financial Statements (concluded)

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended		Year Ended
	February 28, 2010		August 31, 2009
	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,349,141	$ 64,087,105	12,876,091	$ 199,503,593
Shares issued to shareholders in reinvestment of dividends	201,691	3,910,992	—	—
Total issued	3,550,832	67,998,097	12,876,091	199,503,593
Shares redeemed	(3,723,374)	(71,315,038)	(29,919,930)	(454,659,568)
Net decrease	(172,542)	$ (3,316,941)	(17,043,839)	$(255,155,975)
Investor A
Shares sold and automatic conversion of shares	7,019,981	$ 131,290,984	19,061,619	$ 285,300,312
Shares issued to shareholders in reinvestment of dividends	312,354	5,872,353	—	—
Total issued	7,332,335	137,163,337	19,061,619	285,300,312
Shares redeemed	(8,643,695)	(160,649,487)	(25,186,377)	(386,652,836)
Net decrease	(1,311,360)	$ (23,486,150)	(6,124,758)	$ (101,352,524)
Investor B
Shares sold	878,915	$ 14,537,293	3,075,056	$ 41,110,064
Shares redeemed and automatic conversion of shares	(3,669,715)	(60,770,027)	(12,840,267)	(171,652,593)
Net decrease	(2,790,800)	$ (46,232,734)	(9,765,211)	$ (130,542,529)
Investor C
Shares sold	2,310,836	$ 38,451,698	6,917,048	$ 93,169,915
Shares redeemed	(4,247,717)	(70,549,022)	(13,209,678)	(176,207,678)
Net decrease	(1,936,881)	$ (32,097,324)	(6,292,630)	$ (83,037,763)
Class R
Shares sold	775,777	$ 13,296,423	1,883,778	$ 26,072,099
Shares issued to shareholders in reinvestment of dividends	9,113	158,031	—	—
Total issued	784,890	13,454,454	1,883,778	26,072,099
Shares redeemed	(907,506)	(15,555,931)	(1,897,983)	(25,994,902)
Net increase (decrease)	(122,616)	$ (2,101,477)	(14,205)	$ 77,197

8. Plan of Reorganization:

On February 9, 2010, the Board approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby the Fund will acquire substantially all of the assets and assume certain stated liabilities of the BlackRock Capital Appreciation Portfolio of BlackRock FundsSM in
exchange for newly issued shares of the Fund.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member
of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of
the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Anne Ackerley, Fund President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Managment, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10017

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 23

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. The Fund’s Forms
N-Q may also be obtained upon request and without charge by
calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at
http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at
www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

24 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010 25

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income
BlackRock GNMA Portfolio	Bond Portfolio	Opportunities Portfolio
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio
BlackRock Income Builder Portfolio†	BlackRock Multi-Sector Bond Fund
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

26 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2010

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance
results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other informa-
tion herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Fundamental Growth Fund, Inc.

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: April 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: April 28, 2010